Loans and Allowance for Credit Losses (Troubled Debt Restructurings by Class) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment		¥ 105,689	¥ 64,216
Troubled debt restructurings, Post-modification outstanding recorded investment		105,012	63,787
Troubled debt restructurings that subsequently defaulted, Recorded Investment		16,581	7,280
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]
Commercial [Member] | Domestic [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	20,607	20,440
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	20,607	20,440
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	6,342	1,643
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	9,120	4,594
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	9,120	4,594
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	2,544	74
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	42	43
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	42	43
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	254	561
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	254	561
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	2,422	1,505
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	2,422	1,505
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	2	436
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	7,779	12,240
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	7,779	12,240
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	3,708	615
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	240	156
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	240	156
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]		518
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	615	312
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	615	312
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	135	1,029
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	135	1,029
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	88
Commercial [Member] | Foreign [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	29,360	5,649
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	29,360	5,649
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]
Residential [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	3,215	4,235
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	3,215	4,235
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	27	83
Card [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	11,900	10,382
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	11,362	9,953
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	1,825	1,810
MUAH [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	18,766	11,621
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	18,656	11,621
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	4,572	199
Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	16,724	11,889
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	16,695	11,889
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	3,815	3,545
Other [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[3]	5,117
Troubled debt restructurings, Post-modification outstanding recorded investment	[3]	5,117
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[3]

[1]	For the six months ended September 30, 2018, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential, MUFG Americas Holdings and Krungsri segments, and reduction in the stated rate was the primary concession type in the Card segment. For the six months ended September 30, 2019, extension of the stated maturity date of loans was the primary concession type in the Commercial and Residential segments, reduction in the stated rate was the primary concession type in the Card segment, and some combination thereof were the primary concession type in the MUFG Americas Holdings and Krungsri segments.
[2]	TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
[3]	TDRs for the Card, MUFG Americas Holdings, Krungsri and Other segments include accrual and nonaccrual loans.